Retirement Plans (Details 2)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Pension Plans [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Discount rate used to determine benefit obligation	4.60%	4.79%	4.44%
Discount rate used to determine net periodic benefit cost	4.79%	4.44%	5.76%
Rate of increase in future compensation levels used to determine benefit obligation	4.56%	4.54%	4.62%
Rate of increase in future compensation levels used to determine net periodic benefit cost	4.54%	4.62%	4.58%
Expected long-term rate of return on assets	7.75%	8.00%	8.00%
Postretirement Healthcare Plans [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Discount rate used to determine benefit obligation	4.70%	4.91%	4.55%
Discount rate used to determine net periodic benefit cost	4.91%	4.55%	5.67%